Investment Objectives and Goals - Roundhill Quantum Computing ETF	Aug. 04, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Quantum Computing ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.